Stockholders' Equity (Deficit) - Schedule of Restricted Stock Activity (Detail) - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Forfeited	(22,018)
2014 Plan Stock Options/Stock Issuance Plan and 2017 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Unvested, Beginning Balance	208,886	79,650	133,569
Shares, Granted	52,433	213,940	108,345
Shares, Forfeited	(22,018)	(14,143)	(120,696)
Shares, Vested	(78,399)	(70,561)	(41,568)
Shares, Unvested, Ending Balance	160,902	208,886	79,650
Weighted Average Grant Date Fair Value, Unvested, Beginning Balance	$ 4.80	$ 1.50	$ 1.50
Weighted Average Grant Date Fair Value, Granted	14.79	4.75	1.42
Weighted Average Grant Date Fair Value, Forfeited	8.43	3.88	1.43
Weighted Average Grant Date Fair Value, Vested	7.82	1.50	1.50
Weighted Average Grant Date Fair Value, Unvested, Ending Balance	$ 6.08	$ 4.80	$ 1.50